RELATED PARTY TRANSACTIONS (Details Narrative) - Consulting [Member] - USD ($)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Consulting fees	$ 40,000	$ 110,000
Stock options issued		6,667
Stock option price per share		$ 48.75